Goodwill - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Music Events Business
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Financial budgets covering period	5 years
Cash flow projections pre-tax discount rate	21.70%
Growth rate percentage of cash flows beyond five year period	3.00%
Subscription Licensing And Smart Music Learning Business [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Financial budgets covering period	5 years
Cash flow projections pre-tax discount rate	19.70%
Growth rate percentage of cash flows beyond five year period	3.00%